Summary Of Stock Option Plans (Detail)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option Plan [Line Items]
Outstanding as of December 31, 2012	192,729	192,729	267,856	205,809
Available for future issuance under plan		382,799
Totals authorized by plan		575,528
2007 Plan
Stock Option Plan [Line Items]
Outstanding as of December 31, 2012		113,004
Available for future issuance under plan		0
Totals authorized by plan		113,004
2009 Plan
Stock Option Plan [Line Items]
Outstanding as of December 31, 2012		79,725
Available for future issuance under plan		382,799
Totals authorized by plan		462,524